UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22438

Voya Emerging Markets High Dividend Equity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

Huey P. Falgout Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: March 1, 2023 to August 31, 2023

Item 1. Reports to Stockholders.

(a)               The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

August 31, 2023

Voya Emerging Markets High Dividend Equity Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let a fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT voyainvestments.com

Go Paperless with E-Delivery!

Sign up now for on-line prospectuses, fund reports, and proxy statements.

Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2023 (Unaudited)

ASSETS:
Investments in securities at fair value*	$107,189,118
Short-term investments at fair value†	339,000
Cash	226,652
Cash pledged as collateral for OTC derivatives (Note 2)	500,000
Foreign currencies at value‡	53,597
Receivables:
Investment securities and currencies sold	31,193
Dividends	240,635
Interest	5,279
Foreign tax reclaims	16,765
Prepaid expenses	134
Reimbursement due from Investment Adviser	2,266
Other assets	5,967
Total assets	108,610,606

LIABILITIES:
Payable for investment securities and currencies purchased	30,994
Payable for investment management fees	105,897
Payable to trustees under the deferred compensation plan (Note 6)	5,967
Payable for trustee fees	272
Payable for foreign capital gains tax	521,511
Other accrued expenses and liabilities	127,857
Written options, at fair value^	295,814
Total liabilities	1,088,312
NET ASSETS	$107,522,294

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$188,242,456
Total distributable loss	(80,720,162)
NET ASSETS	$107,522,294

* Cost of investments in securities	$109,181,795
† Cost of short-term investments	$339,000
‡ Cost of foreign currencies	$54,021
^ Premiums received on written options	$475,107

Net assets	$107,522,294
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	18,255,207
Net asset value †	$5.89

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS for the six months ended August 31, 2023 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,628,221
Interest	6,227
Other	371
Total investment income	2,634,819

EXPENSES:
Investment management fees	638,214
Transfer agent fees	5,549
Shareholder reporting expense	23,184
Professional fees	32,105
Custody and accounting expense	74,897
Trustee fees	1,363
Miscellaneous expense	18,137
Total expenses	793,449
Waived and reimbursed fees	(15,230)
Net expenses	778,219
Net investment income	1,856,600
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	(909,232)
Forward foreign currency contracts	(2,853)
Foreign currency related transactions	(38,738)
Written options	1,192,717
Net realized gain	241,894

Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	1,379,020
Foreign currency related transactions	14,361
Written options	(273,609)
Net change in unrealized appreciation (depreciation)	1,119,772
Net realized and unrealized gain	1,361,666
Increase in net assets resulting from operations	$3,218,266

* Foreign taxes withheld	$338,417
^ Foreign capital gains taxes withheld	$68,769
# Change in foreign capital gains taxes accrued	$113,331

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
FROM OPERATIONS:
Net investment income	$1,856,600	$3,406,530
Net realized gain (loss)	241,894	(1,977,003)
Net change in unrealized appreciation (depreciation)	1,119,772	(18,471,884)
Increase (decrease) in net assets resulting from operations	3,218,266	(17,042,357)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(1,631,959)	(3,318,963)
Return of capital	(3,304,659)	(10,132,204)
Total distributions	(4,936,618)	(13,451,167)

FROM CAPITAL SHARE TRANSACTIONS:
Cost of shares repurchased	(606,825)	(3,845,843)
Net decrease in net assets resulting from capital share transactions	(606,825)	(3,845,843)
Net decrease in net assets	(2,325,177)	(34,339,367)

NET ASSETS:
Beginning of year or period	109,847,471	144,186,838
End of year or period	$107,522,294	$109,847,471

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Per Share Operating Performance													Ratios and Supplemental Data
		Income (loss) from investment operations			Less Distributions										Ratios to average net assets

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	($000’s)	(%)	(%)	(%)	(%)
08-31-23+	5.98	0.10•	0.08	0.18	0.09	—	0.18	0.27	—	5.89	5.09	3.60	1.98	107,522	1.43	1.40	3.35	38
02-28-23	7.57	0.18•	(1.05)	(0.87)	0.18	—	0.54	0.72	—	5.98	5.25	(10.21)	(14.26)	109,847	1.43	1.40	2.85	70
02-28-22	8.49	0.14•	(0.34)	(0.20)	0.11	—	0.61	0.72	—	7.57	6.96	(2.15)	(3.93)	144,187	1.35	1.35	1.68	66
02-28-21	7.61	0.11•	1.49	1.60	0.09	—	0.63	0.72	—	8.49	7.95	24.24	32.34	161,564	1.36	1.36	1.46	55
02-29-20	8.89	0.19	(0.74)	(0.55)	0.28	—	0.45	0.73	—	7.61	6.69	(6.03)	(12.67)	144,923	1.39	1.39	2.29	103
02-28-19	9.87	0.20	(0.44)	(0.24)	0.17	—	0.57	0.74	—	8.89	8.41	(1.39)	(2.23)	169,189	1.47	1.47	2.21	53
02-28-18	9.24	0.18	1.19	1.37	0.18	—	0.56	0.74	—	9.87	9.42	15.77	22.67	187,770	1.44	1.44	1.82	41
02-28-17	7.81	0.18	2.13	2.31	0.19	—	0.69	0.88	—	9.24	8.32	32.30	38.66	175,716	1.43	1.43	2.06	39
02-29-16	11.57	0.20	(2.92)	(2.72)	0.21	—	0.83	1.04	—	7.81	6.71	(23.98)(5)	(28.30)	152,682	1.47	1.47	1.99	30
02-28-15	12.50	0.30•	(0.08)	0.22	0.34	—	0.81	1.15	—	11.57	10.54	2.21	2.01	226,152	1.42	1.42	2.35	40
02-28-14	14.53	0.34•	(1.17)	(0.83)	0.29	—	1.00	1.29	0.09	12.50	11.41	(4.89)(a)	(16.62)	244,220	1.41	1.41	2.58	50

(1)	Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at net asset value is not annualized for periods less than one year.
(2)	Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan. Total investment return at market value is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The Investment Adviser has entered into a written expense limitation agreement with the Fund under which it will limit the expenses of the Fund (excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.
(5)	Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended February 29, 2016, total return would have been (24.08)%.
(a)	On April 23, 2013, NNIP Advisers B.V. made a payment of $1,730,621 to reimburse the Fund for the foregone investment opportunities attributable to available cash amounts not properly reported on their portfolio management reporting system. Excluding this payment by affiliate for the year ended February 28, 2014, total investment return at net asset value would have been (5.57)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of August 31, 2023 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Emerging Markets High Dividend Equity Fund (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is organized as a Delaware statutory trust.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. The Investment Adviser has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value).

NOTES TO FINANCIAL STATEMENTS as of August 31, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date, or in the case of some foreign dividends, when the information becomes available to the Fund.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Distributions to Shareholders. The Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on investments. Such quarterly distributions may also consist of return of capital. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP for investment companies.

The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time depending on whether the Fund has gains or losses on the call options written in its portfolio versus gains or losses on the equity securities in the portfolio. Each quarter, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, other income or capital gains, and return of capital, if any. The final composition of the tax characteristics of the distributions cannot be determined with certainty until after the end of the Fund’s tax year, and will be reported to shareholders at that time. A significant portion of the Fund’s distributions may constitute a return of capital. The amount of quarterly distributions will vary, depending on a number of factors. As portfolio and market conditions change, the rate of dividends on the common shares will change. There can be no assurance that the Fund will be able to declare a dividend in each period.

E.  Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure

NOTES TO FINANCIAL STATEMENTS as of August 31, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. Changes in short-term market interest rates will directly affect the yield on Common Shares. If short-term market interest rates fall, the yield on Common Shares will also fall. To the extent that the interest rate spreads on loans in the Fund’s portfolio experience a general decline, the yield on the Common Shares will fall and the value of the Fund’s assets may decrease, which will cause the Fund’s NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates.

As of the date of this report, the United States experiences a rising market interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income and related markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and

NOTES TO FINANCIAL STATEMENTS as of August 31, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

The Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. For purchased OTC options, the Fund bears the risk of loss in the amount of the premiums paid and the change in market value of the options should the counterparty not perform under the contracts. The Fund did not enter into any purchased OTC options during the period ended August 31, 2023.

The Fund’s master agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

Written options by the Fund do not give rise to counterparty credit risk, as written options obligate the Fund to perform and not the counterparty. As of August 31, 2023, the total value of open written OTC call options subject to Master Agreements in a liability position was $295,814. If a contingent feature had been triggered, the Fund could have been required to pay this amount in cash to its counterparties. At August 31, 2023, the Fund pledged $500,000 in cash collateral for its open written OTC call options at period end. There were no credit events during the period ended August 31, 2023 that triggered any credit related contingent features.

H. Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The premium received by the Fund upon the writing of a put or call option is included in the Statement of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option or purchased put option or the purchase cost of the security for a written put option or a purchased call option is adjusted by the amount of premium received or paid. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

The Fund seeks to generate gains from the OTC call options writing strategy over a market cycle to supplement the dividend yield of its underlying portfolio of high dividend yield equity securities.

During the period ended August 31, 2023, the Fund had an average notional amount of $21,579,354 on written equity options. Please refer to the table within the Portfolio of Investments for open written equity options at August 31, 2023.

I. Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments for the period ended August 31, 2023, excluding short-term securities, were $41,094,099 and $43,138,054, respectively.

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment management and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend

NOTES TO FINANCIAL STATEMENTS as of August 31, 2023 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, payable monthly, based on an annual rate of 1.15% of the Fund’s average daily managed assets. For purposes of the Management Agreement, managed assets are defined as the Fund’s average daily gross asset value, minus the sum of the Fund’s accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares). As of August 31, 2023, there were no preferred shares outstanding.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily managed assets of the Fund. Subject to policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies and limitations.

NOTE 5 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund under which it will limit the expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to 1.40% of average daily managed assets.

The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above.

Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of August 31, 2023, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

August 31,
2024	2025	2026	Total
$—	$4,597	$41,256	$45,853

The Expense Limitation Agreement is contractual through March 1, 2024 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares repurchased	Net increase (decrease) in shares outstanding	Shares repurchased	Net increase (decrease)
Year or period ended	#	#	($)	($)
8/31/2023	(115,044)	(115,044)	(606,825)	(606,825)
2/28/2023	(669,038)	(669,038)	(3,845,843)	(3,845,843)

NOTES TO FINANCIAL STATEMENTS as of August 31, 2023 (Unaudited) (continued)

NOTE 7 — CAPITAL SHARES (continued)

Share Repurchase Program

Effective April 1, 2023, pursuant to an open-market share repurchase program, the Fund may purchase, over the period ending March 31, 2024, up to 10% of its stock in open-market transactions. Previously, pursuant to an open-market share repurchase program effective April 1, 2022, the Fund could have purchased, over the one year period ended March 31, 2023, up to 10% of its stock in open-market transactions. The amount and timing of the repurchases will be at the discretion of the Fund’s management, subject to market conditions and investment considerations. There is no assurance that the Fund will purchase shares at any particular discount level or in any particular amounts. Any repurchases made under this program would be made on a national securities exchange at the prevailing market price, subject to exchange requirements and volume, timing and other limitations under federal securities laws. The share repurchase program seeks to enhance shareholder value by purchasing shares trading at a discount from their NAV per share. The open-market share repurchase program does not obligate the Fund to repurchase any dollar amount or number of shares of its stock.

For the six-month period ended August 31, 2023, the Fund repurchased 115,044 shares, representing approximately 0.63% of the Fund’s outstanding shares for a net purchase price of $606,825 (including commissions of $2,876). Shares were repurchased at a weighted-average discount from NAV per share of 13.12% and a weighted-average price per share of $5.25.

For the year ended February 28, 2023, the Fund repurchased 669,038 shares, representing approximately 3.64% of the Fund’s outstanding shares for a net purchase price of $3,845,843 (including commissions of $16,726). Shares were repurchased at a weighted-average discount from NAV per share of 12.03% and a weighted-average price per share of $5.72.

NOTE 8 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/ tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions in the current period will not be determined until after the Fund’s tax year-end of December 31, 2023. The composition of distributions presented below may differ from amounts presented elsewhere in this report due to differences in calculations between GAAP (book) and tax. The tax composition of dividends and distributions as of the Fund’s most recent tax year-ends was as follows:

The tax composition of dividends and distributions paid as of the Fund’s most recent tax year-ends was as follows:

Tax Year Ended December 31, 2022		Tax Year Ended December 31, 2021
Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
$3,318,963	$10,235,915	$2,867,466	$10,840,822

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2022 were:

Unrealized					Total
Appreciation/	Capital Loss Carryforwards				Distributable
(Depreciation)	Amount	Character	Expiration	Other	Earnings/(Loss)
$(6,683,023)	$(6,373,344)	Short-term	None	$(3,532,268)	$(86,914,823)
	(70,326,188)	Long-term	None
$(76,699,532)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2023 (Unaudited) (continued)

NOTE 8 — FEDERAL INCOME TAXES (continued)

As of August 31, 2023, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 9 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates ceased to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings ceased to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund.

NOTE 10 — MARKET DISRUPTION

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short-or long-term effects on U.S. and global economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 11 — OTHER ACCOUNTING PRONOUCEMENTS

In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for

NOTES TO FINANCIAL STATEMENTS as of August 31, 2023 (Unaudited) (continued)

NOTE 11 — OTHER ACCOUNTING PRONOUCEMENTS (continued)

fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Fund’s financial statements.

NOTE 12 — SUBSEQUENT EVENTS

Dividends: Subsequent to August 31, 2023, the Fund made a distribution of:

Per Share Amount	Declaration Date	Payable Date	Record Date
$0.135	9/15/2023	10/16/2023	10/3/2023

Each quarter, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, capital gains, and return of capital, if any. A significant portion of the quarterly distribution payments made by the Fund may constitute a return of capital.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Emerging Markets High Dividend	PORTFOLIO OF INVESTMENTS
Equity Fund	as of August 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 93.1%
	Brazil: 3.2%
75,682	BB Seguridade Participacoes SA	$465,672	0.4
179,495	Cia Siderurgica Nacional SA	440,396	0.4
65,021	Cosan SA	230,171	0.2
11,242	Engie Brasil Energia SA	95,370	0.1
14,272	Equatorial Energia SA	90,150	0.1
124,718 (1)(2)	Hapvida Participacoes e Investimentos S/A	107,792	0.1
17,360	Hypera SA	135,948	0.1
82,605 (1)	Natura & Co. Holding SA	254,218	0.3
55,035	Rumo SA	247,722	0.2
21,315	Telefonica Brasil SA	179,359	0.2
96,756	TOTVS SA	538,874	0.5
43,426	Vale SA - Foreign	573,249	0.5
11,731	WEG SA	84,784	0.1
		3,443,705	3.2
	Chile: 0.4%
164,075	Cencosud SA	351,219	0.3
692,547 (1)	Enel Americas SA	82,303	0.1
		433,522	0.4
	China: 27.8%
10,700	AIMA Technology Group Co. Ltd. - Class A	41,631	0.0
239,100 (1)	Alibaba Group Holding Ltd.	2,775,029	2.6
366,000	Aluminum Corp. of China Ltd. - Class H	176,572	0.2
17,178	Anhui Yingjia Distillery Co. Ltd. - Class A	180,658	0.2
30,600	ANTA Sports Products Ltd.	344,960	0.3
7,820	Autohome, Inc., ADR	225,998	0.2
254,000	AviChina Industry & Technology Co. Ltd. - Class H	113,827	0.1
35,600 (1)	Baidu, Inc. - Class A	635,789	0.6
1,840,000	Bank of China Ltd. - Class H	623,608	0.6
209,100	Bank of Jiangsu Co. Ltd. - Class A	204,650	0.2
16,000	Beijing New Building Materials PLC - Class A	65,640	0.1
20,000	BYD Co. Ltd. - Class H	628,214	0.6
42,500	BYD Electronic International Co. Ltd.	196,839	0.2
64,400	By-health Co. Ltd. - Class A	170,686	0.2
229,800	CECEP Solar Energy Co. Ltd. - Class A	189,911	0.2
392,300	CECEP Wind-Power Corp. - Class A	180,738	0.2
2,630,000	China Cinda Asset Management Co. Ltd. - Class H	257,910	0.2
449,000	China CITIC Bank Corp. Ltd. - Class H	199,836	0.2
934,000	China Communications Services Corp. Ltd. - Class H	420,497	0.4
42,500	China Conch Venture Holdings Ltd.	41,758	0.0
1,479,000	China Construction Bank Corp. - Class H	791,340	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
173,000	China Longyuan Power Group Corp. Ltd. - Class H	$136,946	0.1
149,000	China Medical System Holdings Ltd.	214,599	0.2
102,000	China Meidong Auto Holdings Ltd.	76,821	0.1
31,000	China Mengniu Dairy Co. Ltd.	104,237	0.1
134,000	China Merchants Bank Co. Ltd. - Class H	530,616	0.5
10,700	China National Medicines Corp. Ltd. - Class A	47,819	0.0
256,000	China Oilfield Services Ltd. - Class H	289,929	0.3
42,500	China Overseas Land & Investment Ltd.	89,594	0.1
126,200	China Pacific Insurance Group Co. Ltd. - Class H	288,626	0.3
448,000	China Railway Group Ltd. - Class H	237,006	0.2
20,000	China Resources Beer Holdings Co. Ltd.	117,427	0.1
50,000	China Resources Land Ltd.	211,335	0.2
16,500	China Shenhua Energy Co. Ltd. - Class H	48,024	0.0
2,832,000 (2)	China Tower Corp. Ltd. - Class H	274,002	0.3
90,000	Chinasoft International Ltd.	59,651	0.1
102,500	CITIC Securities Co. Ltd. - Class H	200,144	0.2
285,000	CMOC Group Ltd. - Class H	170,021	0.2
4,500	Contemporary Amperex Technology Co. Ltd. - Class A	145,922	0.1
92,500	COSCO SHIPPING Holdings Co. Ltd. - Class H	94,857	0.1
61,360	CSPC Pharmaceutical Group Ltd.	46,119	0.0
43,200	Dong-E-E-Jiao Co. Ltd. - Class A	307,585	0.3
424,000	Dongfeng Motor Group Co. Ltd. - Class H	155,532	0.1
403,000	Far East Horizon Ltd.	275,318	0.3
346,000	Fosun International Ltd.	216,279	0.2
16,400 (2)	Ganfeng Lithium Group Co. Ltd. - Class H	78,336	0.1
277,000	Geely Automobile Holdings Ltd.	343,861	0.3
2,400	GoodWe Technologies Co. Ltd. - Class A	45,609	0.0
97,900	GRG Banking Equipment Co. Ltd. - Class A	168,578	0.2
29,600	Henan Shenhuo Coal & Power Co. Ltd. - Class A	64,422	0.1
42,500	Hengan International Group Co. Ltd.	157,648	0.1
80,500	Hengdian Group DMEGC Magnetics Co. Ltd. - Class A	181,059	0.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	PORTFOLIO OF INVESTMENTS
Equity Fund	as of August 31, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
19,000	Hubei Jumpcan Pharmaceutical Co. Ltd. - Class A	$68,231	0.1
1,213,592	Industrial & Commercial Bank of China Ltd. - Class H	556,404	0.5
45,000 (1)	Inner Mongolia Yitai Coal Co. Ltd. - Class A	59,952	0.1
34,852	JD.com, Inc. - Class A	578,826	0.5
29,100	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. - Class A	135,078	0.1
78,499	Jiangsu Zhongtian Technology Co. Ltd. - Class A	156,895	0.1
150,700	Joincare Pharmaceutical Group Industry Co. Ltd. - Class A	235,918	0.2
17,780	Joinn Laboratories China Co. Ltd. - Class A	58,590	0.1
34,200	Keda Industrial Group Co. Ltd. - Class A	47,211	0.0
103,000	Kingboard Holdings Ltd.	233,733	0.2
112,200	Kingsoft Corp. Ltd.	447,223	0.4
132,000	Kunlun Energy Co. Ltd.	96,635	0.1
54,000	Lenovo Group Ltd.	61,038	0.1
33,000	Li Ning Co. Ltd.	155,968	0.1
25,000 (2)	Longfor Group Holdings Ltd.	52,765	0.0
47,400	LONGi Green Energy Technology Co. Ltd. - Class A	172,942	0.2
79,720 (1)(2)	Meituan - Class B	1,319,299	1.2
95,900	Metallurgical Corp. of China Ltd. - Class A	47,877	0.0
46,200	NetEase, Inc.	957,147	0.9
33,600 (2)	Nongfu Spring Co. Ltd. - Class H	188,711	0.2
66,900	Offshore Oil Engineering Co. Ltd. - Class A	53,511	0.0
1,062,000	People’s Insurance Co. Group of China Ltd. - Class H	361,487	0.3
436,000	PetroChina Co. Ltd. - Class H	314,516	0.3
62,325 (2)	Pharmaron Beijing Co. Ltd. - Class H	145,323	0.1
334,000	PICC Property & Casualty Co. Ltd. - Class H	384,086	0.4
89,500	Ping An Insurance Group Co. of China Ltd. - Class H	535,850	0.5
6,284	Qifu Technology, Inc., ADR	106,828	0.1
30,200	Risen Energy Co. Ltd. - Class A	83,183	0.1
617,600	Shanghai Construction Group Co. Ltd. - Class A	237,316	0.2
19,500	Shanxi Lu’an Environmental Energy Development Co. Ltd. - Class A	43,543	0.0
4,400	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A	146,168	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
15,600	Shenzhen Kstar Science And Technology Co. Ltd. - Class A	$64,843	0.1
6,500	Shenzhen Mindray Bio- Medical Electronics Co. Ltd. - Class A	240,980	0.2
105,800	Shenzhen Senior Technology Material Co. Ltd. - Class A	203,895	0.2
44,000	Sinopharm Group Co. Ltd. - Class H	127,685	0.1
25,100	Sunny Optical Technology Group Co. Ltd.	204,946	0.2
22,200	Suzhou Dongshan Precision Manufacturing Co. Ltd. - Class A	57,196	0.1
94,200	Tencent Holdings Ltd.	3,903,683	3.6
54,000	Tingyi Cayman Islands Holding Corp.	79,288	0.1
263,000 (2)	Topsports International Holdings Ltd.	214,180	0.2
91,000	TravelSky Technology Ltd. - Class H	162,929	0.1
25,852	Trina Solar Co. Ltd. - Class A	120,705	0.1
148,000	Uni-President China Holdings Ltd.	109,457	0.1
3,743	Weibo Corp., ADR	48,285	0.0
220,700	Western Mining Co. Ltd. - Class A	385,775	0.4
66,000	Xiamen C & D, Inc. - Class A	98,446	0.1
23,949	Xinjiang Daqo New Energy Co. Ltd. - Class A	136,400	0.1
196,000	Xinyi Solar Holdings Ltd.	163,542	0.2
39,000	Yankuang Energy Group Co. Ltd. - Class H	61,226	0.1
26,000	Yihai International Holding Ltd.	48,725	0.0
11,020	YongXing Special Materials Technology Co. Ltd. - Class A	75,230	0.1
6,848	Yum China Holdings, Inc.	367,669	0.3
47,168	Zangge Mining Co. Ltd. - Class A	145,354	0.1
166,000	Zhejiang Expressway Co. Ltd. - Class H	123,958	0.1
46,700	Zhongjin Gold Corp. Ltd. - Class A	70,732	0.1
61,600	Zhuzhou CRRC Times Electric Co. Ltd. - Class H	214,684	0.2
124,000	Zijin Mining Group Co. Ltd. - Class H	194,228	0.2
59,200	ZTE Corp. - Class H	190,530	0.2
6,837	ZTO Express Cayman, Inc., ADR	171,882	0.2
		29,872,720	27.8
	Colombia: 0.2%
63,017	Interconexion Electrica SA ESP	230,777	0.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	PORTFOLIO OF INVESTMENTS
Equity Fund	as of August 31, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Czechia: 0.2%
8,092	Komercni Banka AS	$252,683	0.2

	Egypt: 0.1%
199,514	Eastern Co. SAE	131,213	0.1

	Greece: 1.2%
75,178 (1)	Eurobank Ergasias Services and Holdings SA	130,327	0.1
15,509	Hellenic Telecommunications Organization SA	231,771	0.2
11,551	Jumbo SA	357,223	0.4
4,923	Motor Oil Hellas Corinth Refineries SA	125,449	0.1
26,002	OPAP SA	439,060	0.4
		1,283,830	1.2
	Hong Kong: 0.3%
282,000	Bosideng International Holdings Ltd.	110,661	0.1
200,500	Kingboard Laminates Holdings Ltd.	166,632	0.2
125,000	Sino Biopharmaceutical Ltd.	47,448	0.0
		324,741	0.3
	Hungary: 0.3%
4,228	OTP Bank Nyrt	172,407	0.2
6,043	Richter Gedeon Nyrt	151,659	0.1
		324,066	0.3
	India: 13.9%
28,696	Adani Ports & Special Economic Zone Ltd.	274,282	0.3
14,751	Aurobindo Pharma Ltd.	147,756	0.1
58,305	Axis Bank Ltd.	685,002	0.6
1,936	Bajaj Finance Ltd.	167,341	0.2
166,197	Bank of Baroda	375,287	0.3
402,645	Bharat Electronics Ltd.	646,890	0.6
65,624	Bharat Petroleum Corp. Ltd.	269,757	0.3
10,630	Cholamandalam Investment and Finance Co. Ltd.	143,945	0.1
2,750	Colgate-Palmolive India Ltd.	64,472	0.1
47,627	HCL Technologies Ltd.	673,762	0.6
46,160	HDFC Bank Ltd.	874,085	0.8
18,661	Hindalco Industries Ltd.	103,456	0.1
96,454	Hindustan Petroleum Corp. Ltd.	288,893	0.3
134,980	ICICI Bank Ltd.	1,558,202	1.5
186,011	Indian Oil Corp. Ltd.	200,066	0.2
69,272	Infosys Ltd.	1,200,425	1.1
101,582	ITC Ltd.	539,234	0.5
30,824	Kotak Mahindra Bank Ltd.	654,082	0.6
32,673	Larsen & Toubro Ltd.	1,066,030	1.0
20,237	Mahindra & Mahindra Ltd.	384,779	0.4
139,407	NTPC Ltd.	370,890	0.3
222,522	Oil & Natural Gas Corp. Ltd.	468,047	0.4
124,246	Power Grid Corp. of India Ltd.	366,720	0.3
7,555	Reliance Industries Ltd.	219,481	0.2
7,509 (1)	Reliance Strategic Investments Ltd.	21,179	0.0
63,574	Samvardhana Motherson International Ltd.	73,495	0.1
9,799	Shriram Finance Ltd.	228,072	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
1,881	SRF Ltd.	$53,489	0.1
22,838	State Bank of India	154,671	0.1
33,031	Sun Pharmaceutical Industries Ltd.	442,750	0.4
24,519	Tata Consultancy Services Ltd.	993,115	0.9
320,814	Tata Steel Ltd.	475,772	0.4
3,986	Tech Mahindra Ltd.	57,795	0.1
61,431	UPL Ltd.	438,367	0.4
97,571	Vedanta Ltd.	273,162	0.3
		14,954,751	13.9
	Indonesia: 0.5%
742,800	Adaro Energy Indonesia Tbk PT	130,129	0.1
968,600	Aneka Tambang Tbk	126,366	0.1
121,200	Bank Negara Indonesia Persero Tbk PT	72,987	0.0
417,000	Sumber Alfaria Trijaya Tbk PT	79,403	0.1
110,300	United Tractors Tbk PT	188,207	0.2
		597,092	0.5
	Luxembourg: 0.4%
17,975	Reinet Investments SCA	384,894	0.4

	Malaysia: 1.9%
227,800	AMMB Holdings Bhd	183,260	0.2
376,400	CIMB Group Holdings Bhd	456,282	0.4
387,900	Genting Bhd	365,548	0.3
738,700	Genting Malaysia Bhd	409,206	0.4
14,000	Hong Leong Financial Group Bhd	54,974	0.0
564,500	Public Bank Bhd	514,559	0.5
46,100	RHB Bank Bhd	55,726	0.1
48,200	Telekom Malaysia Bhd	53,015	0.0
		2,092,570	1.9
	Mexico: 2.2%
62,280	Arca Continental SAB de CV	608,171	0.6
435,075	Fibra Uno Administracion SA de CV	631,797	0.6
262,636	Grupo Televisa SAB	235,056	0.2
354,245	Operadora De Sites Mexicanos SAB de CV - Class 1	333,251	0.3
31,031	Promotora y Operadora de Infraestructura SAB de CV	296,342	0.3
58,942	Wal-Mart de Mexico SAB de CV	232,373	0.2
		2,336,990	2.2
	Peru: 0.3%
2,344	Credicorp Ltd.	331,512	0.3

	Philippines: 0.5%
21,774	BDO Unibank, Inc.	53,533	0.0
45,770	International Container Terminal Services, Inc.	167,287	0.2
219,960	Metropolitan Bank & Trust Co.	214,361	0.2
6,920	PLDT, Inc.	140,436	0.1
		575,617	0.5

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	PORTFOLIO OF INVESTMENTS
Equity Fund	as of August 31, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Poland: 0.6%
18,099	Cyfrowy Polsat SA	$59,478	0.0
26,065	Polski Koncern Naftowy ORLEN SA	397,931	0.4
16,967	Powszechny Zaklad Ubezpieczen SA	169,922	0.2
		627,331	0.6
	Qatar: 0.7%
168,773	Commercial Bank PSQC	263,286	0.3
236,567	Mesaieed Petrochemical Holding Co.	119,476	0.1
71,508	Ooredoo QPSC	212,167	0.2
23,191	Qatar Islamic Bank SAQ	123,007	0.1
		717,936	0.7
	Romania: 0.4%
64,561	NEPI Rockcastle NV	387,469	0.4

	Russia: —%
354,185 (1)(3)	Alrosa PJSC	—	—
10,144,776 (3)	Inter RAO UES PJSC	—	—
15,442 (3)	Lukoil PJSC	—	—
9,465 (3)	Magnit PJSC	—	—
116,758 (3)	Mobile TeleSystems PJSC	—	—
4,585 (1)(3)	Severstal PAO	—	—
130,134 (3)	Surgutneftegas PJSC	—	—
125,422 (3)	Tatneft PJSC	—	—
13,603 (1)(3)	X5 Retail Group NV, GDR	—	—
		—	—
	Saudi Arabia: 3.7%
40,492	Alinma Bank	397,843	0.4
49,729	Arab National Bank	341,765	0.3
30,348	Banque Saudi Fransi	309,967	0.3
59,614	Etihad Etisalat Co.	717,628	0.7
3,019	Nahdi Medical Co.	122,065	0.1
25,118	Riyad Bank	203,697	0.2
7,020	SABIC Agri-Nutrients Co.	257,247	0.2
41,956	Sahara International Petrochemical Co.	407,278	0.4
18,499	Saudi Awwal Bank	176,486	0.2
57,140	Saudi Electricity Co.	315,195	0.3
73,350	Saudi National Bank	698,531	0.6
		3,947,702	3.7
	Singapore: 0.4%
52,400 (2)	BOC Aviation Ltd.	393,020	0.4

	South Africa: 2.8%
33,098	Absa Group Ltd.	319,115	0.3
9,228	African Rainbow Minerals Ltd.	87,467	0.1
41,803	Exxaro Resources Ltd.	371,501	0.3
115,473	FirstRand Ltd.	448,661	0.4
460,244	Growthpoint Properties Ltd.	287,820	0.3
63,532	Impala Platinum Holdings Ltd.	327,071	0.3
13,642	MTN Group Ltd.	86,916	0.1
5,345	Nedbank Group Ltd.	61,081	0.1
11,187	Sasol Ltd.	144,158	0.1
36,208	Shoprite Holdings Ltd.	505,838	0.5
250,694	Sibanye Stillwater Ltd.	378,256	0.3
		3,017,884	2.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: 10.3%
2,370	BGF retail Co. Ltd.	$280,231	0.3
6,479	CJ Corp.	344,243	0.3
2,670	DB Insurance Co. Ltd.	164,892	0.1
7,447	Doosan Bobcat, Inc.	302,613	0.3
3,812	E-MART, Inc.	212,580	0.2
568	F&F Co. Ltd.	44,200	0.0
13,508	GS Holdings Corp.	383,396	0.3
20,184	Hana Financial Group, Inc.	603,151	0.6
1,800	Hanmi Pharm Co. Ltd.	400,856	0.4
3,472	Hanwha Aerospace Co. Ltd.	299,110	0.3
8,380	HD Hyundai Co. Ltd.	374,343	0.3
3,522	Hyundai Mobis Co. Ltd.	614,889	0.6
4,991	Hyundai Motor Co.	713,135	0.7
12,165	Industrial Bank of Korea	98,965	0.1
28,813	Kangwon Land, Inc.	337,819	0.3
17,303	KB Financial Group, Inc.	704,859	0.6
11,864	Kia Corp.	719,125	0.7
4,782	Korea Aerospace Industries Ltd.	182,642	0.2
786	LG Chem Ltd.	346,082	0.3
2,369	LG Electronics, Inc.	176,305	0.2
606	LG H&H Co. Ltd.	212,655	0.2
623	LG Innotek Co. Ltd.	127,014	0.1
19,925	LG Uplus Corp.	157,422	0.1
1,741	NAVER Corp.	281,820	0.3
879	Orion Corp./Republic of Korea	80,954	0.1
653	POSCO Holdings, Inc.	285,520	0.3
2,120	Posco International Corp.	126,942	0.1
4,147	Samsung C&T Corp.	328,104	0.3
2,066	Samsung Fire & Marine Insurance Co. Ltd.	384,856	0.4
1,041	Samsung SDI Co. Ltd.	482,817	0.4
21,627	Samsung Securities Co. Ltd.	610,399	0.6
2,202	SK, Inc.	240,436	0.2
53,952	Woori Financial Group, Inc.	485,382	0.4
		11,107,757	10.3
	Taiwan: 15.9%
28,000	Accton Technology Corp.	417,601	0.4
100,000	Acer, Inc.	114,658	0.1
20,897	Advantech Co. Ltd.	224,880	0.2
75,000	ASE Technology Holding Co. Ltd.	277,595	0.3
39,000	Asustek Computer, Inc.	491,361	0.5
11,220	Chailease Holding Co. Ltd.	62,545	0.1
66,000	Compal Electronics, Inc.	65,897	0.1
73,000	Delta Electronics, Inc.	788,904	0.7
11,000	E Ink Holdings, Inc.	62,874	0.1
2,000	eMemory Technology, Inc.	113,300	0.1
149,000	Eva Airways Corp.	147,048	0.1
8,000	Globalwafers Co. Ltd.	114,889	0.1
315,000	Hon Hai Precision Industry Co. Ltd.	1,051,705	1.0
273,000	Inventec Corp.	480,931	0.4
214,000	Lite-On Technology Corp.	914,864	0.8
36,000	MediaTek, Inc.	793,924	0.7
69,000	Micro-Star International Co. Ltd.	345,038	0.3

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	PORTFOLIO OF INVESTMENTS
Equity Fund	as of August 31, 2023 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
40,000	Novatek Microelectronics Corp.	$500,036	0.5
31,000	President Chain Store Corp.	259,952	0.2
108,000	Quanta Computer, Inc.	856,089	0.8
14,000	Realtek Semiconductor Corp.	182,957	0.2
427,962	Taiwan Semiconductor Manufacturing Co. Ltd.	7,353,653	6.8
47,000	Uni-President Enterprises Corp.	104,209	0.1
497,000	United Microelectronics Corp.	709,591	0.7
2,000	Wiwynn Corp.	97,469	0.1
13,000	Yageo Corp.	197,487	0.2
109,000	Zhen Ding Technology Holding Ltd.	329,982	0.3
		17,059,439	15.9
	Thailand: 2.4%
2,500	Bangkok Dusit Medical Services PCL	1,998	0.0
394,300	Bangkok Dusit Medical Services PCL - Foreign - Class F	315,181	0.3
16,900	Bumrungrad Hospital PCL - Foreign	124,934	0.1
106,600	Central Retail Corp. PCL	125,405	0.1
300	Electricity Generating PCL	1,143	0.0
54,300	Electricity Generating PCL - Foreign	206,796	0.2
2,500	Indorama Ventures PCL	2,069	0.0
403,900	Indorama Ventures PCL - Foreign	334,275	0.3
400	Kasikornbank PCL	1,490	0.0
72,400	Kasikornbank PCL - Foreign	269,700	0.3
124,000	Krung Thai Bank PCL	68,309	0.1
458,200	Land & Houses PCL - Foreign	108,558	0.1
19,700	PTT Exploration & Production PCL - Foreign	89,186	0.1
446,200	PTT Global Chemical PCL	474,152	0.4
900	SCB X PCL	3,031	0.0
137,200	SCB X PCL - Foreign	462,071	0.4
		2,588,298	2.4
	Turkey: 0.6%
22,187	BIM Birlesik Magazalar AS	209,432	0.2
48,234	KOC Holding AS	255,937	0.2
76,949	Turkcell Iletisim Hizmetleri AS	160,471	0.2
		625,840	0.6
	United Arab Emirates: 1.9%
45,062	Abu Dhabi Commercial Bank PJSC	105,877	0.1
178,122	Aldar Properties PJSC	254,961	0.2
202,817	Dubai Islamic Bank PJSC	311,375	0.3
372,013	Emaar Properties PJSC	714,920	0.7
137,737	Emirates NBD Bank PJSC	612,897	0.6
		2,000,030	1.9

	Total Common Stock (Cost $102,574,630)	100,043,389	93.1
Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.9%
79,942	iShares MSCI Emerging Markets ETF	$3,131,328	2.9

	Total Exchange-Traded Funds (Cost $3,120,320)	3,131,328	2.9
PREFERRED STOCK: 3.7%
	Brazil: 1.6%
252,678	Cia Energetica de Minas Gerais	629,138	0.6
10,987	Gerdau SA	57,397	0.0
161,773	Petroleo Brasileiro SA	1,045,699	1.0
		1,732,234	1.6
	Chile: 0.3%
6,240	Sociedad Quimica y Minera de Chile SA	386,448	0.3

	South Korea: 1.8%
46,441	Samsung Electronics Co. Ltd.	1,895,719	1.8
	Total Preferred Stock (Cost $3,486,845)	4,014,401	3.7
	Total Long-Term Investments (Cost $109,181,795)	107,189,118	99.7

SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
339,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.252% (Cost $339,000)	$339,000	0.3

	Total Short-Term Investments (Cost $339,000)	339,000	0.3
	Total Investments in Securities (Cost $109,520,795)	$107,528,118	100.0
	Liabilities in Excess of Other Assets	(5,824)	0.0
	Net Assets	$107,522,294	100.0

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

(1)	Non-income producing security.

(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)	Rate shown is the 7-day yield as of August 31, 2023.

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	PORTFOLIO OF INVESTMENTS
Equity Fund	as of August 31, 2023 (Unaudited) (continued)

Percentage
Sector Diversification	of Net Assets
Information Technology	22.9%
Financials	20.4
Consumer Discretionary	11.2
Communication Services	8.7
Industrials	7.8
Materials	7.1
Consumer Staples	5.2
Energy	4.9
Health Care	3.3
Exchange-Traded Funds	2.9
Utilities	2.8
Real Estate	2.5
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	—
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	PORTFOLIO OF INVESTMENTS
Equity Fund	as of August 31, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2023
Asset Table
Investments, at fair value
Common Stock
Brazil	$3,443,705	$—	$—	$3,443,705
Chile	433,522	—	—	433,522
China	1,098,350	28,774,370	—	29,872,720
Colombia	230,777	—	—	230,777
Czechia	—	252,683	—	252,683
Egypt	—	131,213	—	131,213
Greece	482,672	801,158	—	1,283,830
Hong Kong	—	324,741	—	324,741
Hungary	151,659	172,407	—	324,066
India	21,179	14,933,572	—	14,954,751
Indonesia	79,403	517,689	—	597,092
Luxembourg	384,894	—	—	384,894
Malaysia	54,974	2,037,596	—	2,092,570
Mexico	2,336,990	—	—	2,336,990
Peru	331,512	—	—	331,512
Philippines	—	575,617	—	575,617
Poland	—	627,331	—	627,331
Qatar	212,167	505,769	—	717,936
Romania	387,469	—	—	387,469
Russia	—	—	—	—
Saudi Arabia	717,628	3,230,074	—	3,947,702
Singapore	—	393,020	—	393,020
South Africa	1,400,623	1,617,261	—	3,017,884
South Korea	—	11,107,757	—	11,107,757
Taiwan	—	17,059,439	—	17,059,439
Thailand	—	2,588,298	—	2,588,298
Turkey	—	625,840	—	625,840
United Arab Emirates	105,877	1,894,153	—	2,000,030
Total Common Stock	11,873,401	88,169,988	—	100,043,389
Exchange-Traded Funds	3,131,328	—	—	3,131,328
Preferred Stock	2,118,682	1,895,719	—	4,014,401
Short-Term Investments	339,000	—	—	339,000
Total Investments, at fair value	$17,462,411	$90,065,707	$—	$107,528,118
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(295,814)	$—	$(295,814)
Total Liabilities	$—	$(295,814)	$—	$(295,814)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	PORTFOLIO OF INVESTMENTS
Equity Fund	as of August 31, 2023 (Unaudited) (continued)

At August 31, 2023, the following OTC written equity options were outstanding for Voya Emerging Markets High Dividend Equity Fund:

		Put/	Expiration	Exercise		Number of	Notional		Premiums
Description	Counterparty	Call	Date	Price		Contracts	Amount		Received	Fair Value
iShares MSCI Emerging Markets ETF	BNP Paribas	Call	09/01/23	USD	40.540	273,804	USD	10,724,903	$238,648	$—
iShares MSCI Emerging Markets ETF	UBS AG	Call	09/15/23	USD	38.400	278,646	USD	10,914,564	236,459	(295,814)
									$475,107	$(295,814)

Currency Abbreviations:

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2023 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$295,814
Total Liability Derivatives		$295,814

The effect of derivative instruments on the Fund's Statement of Operations for the period ended August 31, 2023 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward
	foreign
	currency	Written
Derivatives not accounted for as hedging instruments	contracts	options	Total
Equity contracts	$—	$1,192,717	$1,192,717
Foreign exchange contracts	(2,853)	—	(2,853)
Total	$(2,853)	$1,192,717	$1,189,864

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Written
Derivatives not accounted for as hedging instruments	options
Equity contracts	$(273,609)
Total	$(273,609)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2023:

UBS AG
Liabilities:
Written options	$295,814
Total Liabilities	$295,814

Net OTC derivative instruments by
counterparty, at fair value	$(295,814)

Total collateral pledged by the
Fund/(Received from counterparty)	$295,814
Net Exposure(1),(2)	$—

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	PORTFOLIO OF INVESTMENTS
Equity Fund	as of August 31, 2023 (Unaudited) (continued)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)	At August 31, 2023, the Fund had pledged $50,000 and $450,000 in cash collateral to BNP Paribas and UBS AG, respectively. Excess cash collateral is not shown for financial reporting purposes.

At August 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $109,965,547.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$14,831,890
Gross Unrealized Depreciation	(17,565,133)
Net Unrealized Depreciation	$(2,733,243)

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (Unaudited)

Proposal:

1	At this meeting, a proposal was submitted to elect two members of the Board of Trustees to represent the interests of the holders of the Fund, with these individuals to serve as Class III Trustees, for a term of three years, and until the election and qualification of their successors.

An annual shareholder meeting of Voya Emerging Markets High Dividend Equity Fund was held virtually on July 13, 2023.

		Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Class III Trustees	Voya Emerging Markets High
	Dividend Equity Fund
	Martin J. Gavin	1*	12,973,348.375	2,791,344.650	0.000	0.000	15,764,693.025
	Joseph E. Obermeyer	1*	12,913,591.025	2,851,102.000	0.000	0.000	15,764,693.025

*	Proposal Passed.

After the July 13, 2023 annual shareholder meeting, the following Trustees continued on as Trustees of the Trust: Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Sheryl K. Pressler, and Christopher P. Sullivan.

ADDITIONAL INFORMATION (Unaudited)

The following information is a summary of certain changes since August 31, 2023. The information may not reflect all of the changes that have occurred since you purchased the Fund. During the period, there were no material changes in the Fund’s investment objective or fundamental policies. There also have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund’s portfolio.

The Fund was granted exemptive relief by the SEC (the “Order”) which, under the 1940 Act, would permit the Fund, subject to Board approval, to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year) (“Managed Distribution Policy”). The Fund may in the future adopt a Managed Distribution Policy.

Dividend Reinvestment Plan

Unless the registered owner of Common Shares elects to receive cash by contacting Computershare Shareowner Services LLC (the “Plan Agent”), all dividends declared on Common Shares of the Fund will be automatically reinvested by the Plan Agent for shareholders in additional Common Shares of the Fund through the Fund’s Dividend Reinvestment Plan (the “Plan”). Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Agent prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares of the Fund for you. If you wish for all dividends declared on your Common Shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Agent will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. Open-market purchases and sales are usually made through a broker affiliated with the Plan Agent.

If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the NAV per Common Share, the Plan Agent will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the payment date; provided that, if the NAV is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the NAV per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Agent will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Agent will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases.

The Fund pays quarterly Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next “ex-dividend” date, which typically will be approximately ten days.

If, before the Plan Agent has completed its Open-Market Purchases, the market price per common share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Agent is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making Open-Market Purchases and will invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the NAV per common share at the close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the

ADDITIONAL INFORMATION (Unaudited) (continued)

Dividend will be divided by 95% of the market price on the payment date.

The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a partial or full sale of shares through the Plan Agent are subject to a $15.00 sales fee and a $0.10 per share brokerage commission on purchases or sales, and may be subject to certain other service charges.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All questions concerning the Plan or a request to terminate participation should be directed to the Fund’s Shareholder Service Department at (800) 992-0180.

Application of Control Share Provisions of the Delaware Statutory Trust Act

Under Delaware law, which became automatically applicable to listed closed-end funds such as the Fund upon its effective date of August 1, 2022 (the “DSTA Control Share Statute”), if a shareholder acquires direct or indirect ownership or power to direct the voting of shares of the Fund in an aggregate amount that equals or exceeds certain percentage thresholds specified under the DSTA Control Share Statute (beginning at 10% or more of the Fund’s shares) (“control share acquisitions”), the shareholder’s ability to vote certain of these shares will be limited by operation of state law unless action is taken by the Board of Trustees or by a vote shareholders of the Fund to exempt such shares from the provisions of the statute. The DSTA Control Share Statute requires shareholders to disclose to the Fund any control share acquisition within 10 days of such acquisition. The Fund may have no or only a limited ability to identify when a control share acquisition has occurred absent notice from a shareholder of a control share acquisition. Shareholders should consult their own counsel with respect to the application of the DSTA Control Share Statute to any particular circumstance.

Key Financial Dates — Calendar 2023 Distributions:

Declaration Date	Ex Date	Record Date	Payable Date
20-Mar-23	3-Apr-23	4-Apr-23	17-Apr-23
15-Jun-23	3-Jul-23	5-Jul-23	17-Jul-23
15-Sep-23	2-Oct-23	3-Oct-23	16-Oct-23
15-Dec-23	28-Dec-23	29-Dec-23	16-Jan-24

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

Stock Data

The Fund’s common shares are traded on the NYSE (Symbol: IHD).

Repurchase of Securities by Closed-End Companies

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act, the Fund may from time to time purchase shares of beneficial interest of the Fund in the open market, in privately negotiated transactions and/ or purchase shares to correct erroneous transactions.

Number of Shareholders

The number of record holders of common stock as of August 31, 2023 was 8, which does not include approximately 7,352 beneficial owners of shares held in the name of brokers or other nominees.

Certifications

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund’s CEO submitted the Annual CEO Certification on July 24, 2023 certifying that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Form N-CSR, relating to, among other things, the Fund’s disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser	Custodian
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Transfer Agent	Legal Counsel
Computershare, Inc. 480 Washington Boulevard Jersey City, New Jersey 07310-1900	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information at (800) 992-0180.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com	163320 (0823)

(b)            Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)       Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period*	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Mar 1-31, 2023	57,917	$5.31	57,917	1,299,687
April 1-30, 2023	39,398	$5.19	39,398	1,831,233
May 1-31, 2023	17,729	$5.14	17,729	1,813,504
June 1-30, 2023	0	$0.00	0	1,813,504
July 1-31, 2023	0	$0.00	0	1,813,504
Aug 1-31, 2023	0	$0.00	0	1,813,504
Total	115,044		115,044

* The Registrant’s repurchase program, which authorized the repurchase of 1,831,233 shares, was announced on April 1, 2023, with an expiration date of March 31, 2024. Previously, the Registrant's repurchase program, had authorized the repurchase of 1,898,065 shares and was effective on April 1, 2022, with an expiration date of March 31, 2023. Any repurchases made by the registrant pursuant to the program were made through open market transactions.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

(c)	Notices to the registrant's common shareholders in accordance with the order under Section 6(c) of the Investment Company Act of 1940 (the “1940 Act”) granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 under the 1940 Act, dated August 16, 2011.[1]

(c)(1)	2nd Qtr 2023

(c)(2)	3rd Qtr 2023

1 The Fund has received exemptive relief from the Securities and Exchange Commission permitting it to make periodic distributions of long-term capital gains with respect to its outstanding common stock as frequently as twelve times each year, and as frequently as distributions are specified by or in accordance with the terms of its outstanding preferred stock. This relief is conditioned, in part, on an undertaking by the Fund to make the disclosures to the holders of the Fund's common shares, in addition to the information required by Section 19(a) of the 1940 Act and Rule 19a-1 thereunder. The Fund is likewise obligated to file with the SEC the information contained in any such notice to shareholders and, in that regard, has attached hereto copies of each such notice made during the period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Emerging Markets High Dividend Equity Fund

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: November 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: November 3, 2023

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 3, 2023